UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Tina Wilson

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/2019

Date of reporting period: 3/31/2019

Item 1. Schedule of Investments.

MML U.S. Government Money Market Fund – Portfolio of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 95.4%
Discount Notes — 72.3%
Federal Farm Credit Bank 1 mo. USD LIBOR + .190% 2.672% FRN 4/16/19, 5/16/19 (a)	$3,000,000	$3,001,071
1 mo. USD LIBOR + .190% 2.674% FRN 4/15/19, 7/15/19 (a)	2,000,000	2,001,342
1 mo. USD LIBOR + .190% 2.689% FRN 4/26/19, 7/26/19 (a)	7,700,000	7,705,586
2.729% 10/22/19, 10/22/19 (a)	655,000	645,143
2.758% 9/30/19, 9/30/19 (a)	1,000,000	986,404
Federal Home Loan Bank 2.251% 4/01/19, 4/01/19 (a)	1,000,000	999,877
2.356% FRN 4/07/19, 6/07/19 (a) (b)	6,000,000	5,999,999
2.381% FRN 4/22/19, 4/22/19 (a) (b)	2,500,000	2,500,022
2.387% FRN 4/21/19, 8/21/19 (a) (b)	4,000,000	4,000,000
2.392% FRN 4/17/19, 7/17/19 (a) (b)	10,000,000	10,000,022
2.405% 4/11/19, 4/11/19 (a)	900,000	899,289
2.410% FRN 4/27/19, 9/27/19 (a) (b)	5,000,000	4,999,942
2.413% 4/05/19, 4/05/19 (a)	1,616,000	1,615,360
2.414% 4/03/19, 4/03/19 (a)	570,000	569,849
2.414% 4/04/19, 4/04/19 (a)	4,000,000	3,998,678
2.425% 4/09/19, 4/09/19 (a)	1,100,000	1,099,270
2.430% 4/03/19, 4/03/19 (a)	3,000,000	2,999,203
2.432% FRN 4/17/19, 1/17/20 (a) (b)	4,500,000	4,500,000
2.435% 4/04/19, 4/04/19 (a)	7,200,000	7,197,600
2.437% 4/11/19, 4/11/19 (a)	500,000	499,600
2.441% 4/26/19, 4/26/19 (a)	2,500,000	2,495,500
2.446% 4/10/19, 4/10/19 (a)	3,900,000	3,897,128
2.446% 4/12/19, 4/12/19 (a)	4,100,000	4,096,432
2.447% 4/26/19, 4/26/19 (a)	1,600,000	1,597,114
2.447% 5/08/19, 5/08/19 (a)	5,500,000	5,485,670
2.448% 4/24/19, 4/24/19 (a)	1,404,000	1,401,650
2.458% 4/24/19, 4/24/19 (a)	2,000,000	1,996,639
2.463% 4/17/19, 4/17/19 (a)	5,000,000	4,993,938
2.468% 4/10/19, 4/10/19 (a)	2,000,000	1,998,530
2.486% 4/12/19, 4/12/19 (a)	500,000	499,561
3 mo. USD LIBOR - .160% 2.491% FRN 5/24/19, 5/24/19 (a)	7,000,000	7,001,442
2.497% 7/02/19, 7/02/19 (a)	1,100,000	1,092,992
2.511% 8/16/19, 8/16/19 (a)	2,350,000	2,327,770
2.511% 8/16/19, 8/16/19 (a)	2,320,000	2,298,054
2.539% FRN 4/11/19, 10/11/19 (a) (b)	14,000,000	13,992,827
2.561% 5/22/19, 5/22/19 (a)	2,077,000	2,069,371

	Principal Amount	Value
2.592% 6/13/19, 6/13/19 (a)	$2,300,000	$2,287,925
2.713% 9/12/19, 9/12/19 (a)	1,770,000	1,748,616
2.767% 9/26/19, 9/26/19 (a)	200,000	197,330

		127,696,746

Repurchase Agreement — 11.3%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 3/29/19, 2.540%, due 4/01/19 (c)	20,000,000	20,000,000

U.S. Treasury Bonds & Notes — 11.8%
U.S. Treasury Note 1.000% 8/31/19, 8/31/19 (a)	5,500,000	5,462,304
1.000% 11/30/19, 11/30/19 (a)	3,500,000	3,459,956
1.250% 8/31/19, 8/31/19 (a)	7,000,000	6,962,935
1.625% 8/31/19, 8/31/19 (a)	5,000,000	4,978,922

		20,864,117

TOTAL SHORT-TERM INVESTMENTS (Cost $168,560,863)		168,560,863

TOTAL INVESTMENTS — 95.4% (Cost $168,560,863) (d)		168,560,863

Other Assets/(Liabilities) — 4.6%		8,132,920

NET ASSETS — 100.0%		$176,693,783

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2019.

(c)

Maturity value of $20,004,233. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity dates ranging from 11/15/24 – 5/15/40, and an aggregate market value, including accrued interest, of $20,400,000.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of a number of Funds including, the MML U.S. Government Money Market Fund (“Fund”).

The Trust makes shares of the Fund available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of the Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, the Fund’s net asset value generally is not calculated and the Fund does not anticipate accepting buy or sell orders.

The Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Fund must adhere to certain conditions. It is the intention of the Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for

Notes to Portfolio of Investments (Unaudited) (Continued)

example, thinly-traded securities or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Fund’s Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Fund’s Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Fund’s Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Fund to a significant extent. The value determined for an investment using the Fund’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, those securities valued at amortized cost, and broker quoted securities which may include brokers’ assumptions;

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; and any securities acquired in a non-public offering for which there is no active market are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or

1

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such other members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Fund’s pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Fund characterized all investments at Level 2, as of March 31, 2019.

The Fund had no transfers between Levels of the fair value hierarchy during the period ended March 31, 2019.

Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund determines the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars.

Federal Income Tax

It is the Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Fund would not be subject to federal income taxes on its ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to its shareholders. Therefore, the Fund has not made any provision for federal income tax.

Notes to Portfolio of Investments (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Fund. Distributions of any net realized capital gains of the Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

The aggregate cost for investments for the Fund at March 31, 2019, is the same for financial reporting and federal income tax purposes.

4.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Fund has adopted the Rule’s Regulation S-X amendments and the Fund’s financial statements are in compliance with those amendments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	5/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer

Date	5/29/2019

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	5/29/2019